Amount Due from Associate (Tables)	6 Months Ended
Jun. 30, 2022
Amount Due From Assocate Abstract
Schedule of amount due from associate
	As of June 30,	As of December 31,
	2022	2021

Amount due from associate	$-	$7,208,700
	$-	$7,208,700